Organization and principal activities - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended									1 Months Ended
	Dec. 05, 2012 USD ($)	Dec. 05, 2012 Preferred shares [Member]	Nov. 21, 2012 Preferred shares [Member]	Dec. 05, 2012 Common shares [Member]	Dec. 31, 2012 Guangzhou Huaduo Network Technology Company Limited [Member] Exclusive Technology Support and Technology Services Agreement [Member]	Dec. 31, 2012 Guangzhou Huaduo Network Technology Company Limited [Member] Exclusive Business Cooperation Agreement [Member]	Dec. 31, 2012 Guangzhou Huaduo Network Technology Company Limited [Member] Exclusive Option Agreement [Member]	Dec. 31, 2012 Beijing Tuda [Member] Exclusive Technology Support and Technology Services Agreement [Member]	Dec. 31, 2012 Beijing Tuda [Member] Exclusive Business Cooperation Agreement [Member]	Dec. 31, 2012 Beijing Tuda [Member] Exclusive Option Agreement [Member]	Dec. 31, 2010 Zhuhai Duowan Information Technology Company Limited [Member]	Dec. 31, 2012 VIEs [Member] CNY	Dec. 31, 2011 VIEs [Member] CNY	Dec. 23, 2009 Duowan Entertainment Corporation [Member] Ratio
Variable Interest Entity [Line Items]
Entity ownership percentage											100.00%
American Depositary shares issued and sold, representing 179400000 Class A common shares	8,970,000
Class A common shares issued and sold	179,400,000
Net proceeds from Initial Public Offering	$ 82,055
Number of shares converted into Class B common shares		359,424,310	359,424,310	548,408,914
Year agreement expired					2028	2039		2029	2039
Notice period to terminate the agreement					30 days	30 days		30 days	30 days
Term of agreement							10 years			10 years
Total assets of consolidated VIEs												473,035	181,338
Total liabilities of consolidated VIEs												313,955	97,025
Registered capital of the VIEs												31,000
Share split ratio														490